Loans, Related Party Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related party loans [Roll Forward]
Balance, beginning of year	$ 16,606	$ 22,049
Advances	482	1,970
Less: repayments	(892)	(388)
Less: adjustments	0	(7,027)
Balance, end of year	$ 16,196	$ 16,606